Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment
Schedule of property and equipment by type

	Machinery and		Furniture and			Leasehold
	equipment	Vehicles	fixtures	IT equipment	Facilities	improvements	Others	Total
Cost
As of December 31, 2020	1,991	307	3,929	12,895	123	14,478	6,722	40,445
Additions	453	—	759	56,290	112	1,381	1,083	60,078
Disposals	(67)	—	(222)	(432)	—	—	(415)	(1,136)
Business combination	10	—	65	413	—	50	—	538
As of December 31, 2021	2,387	307	4,531	69,166	235	15,909	7,390	99,925
Additions	251	—	657	8,206	—	3,794	1,414	14,322
Disposals	(39)	(11)	(281)	(3,015)	(59)	—	—	(3,405)
As of December 31, 2022	2,599	296	4,907	74,357	176	19,703	8,804	110,842

Depreciation
As of December 31, 2020	(253)	(126)	(706)	(3,661)	(35)	(4,616)	(4,961)	(14,358)
Depreciation charge for the year	(391)	(72)	(478)	(4,529)	(16)	(4,419)	(2,021)	(11,926)
Disposals	32	—	26	185	1	—	—	244
As of December 31, 2021	(612)	(198)	(1,158)	(8,005)	(50)	(9,035)	(6,982)	(26,040)
Depreciation charge for the year	(398)	(64)	(616)	(22,327)	(17)	(3,929)	(1,395)	(28,746)
Disposals	21	16	156	2,561	32	—	189	2,975
As of December 31, 2022	(989)	(246)	(1,618)	(27,771)	(35)	(12,964)	(8,188)	(51,811)

Net book value
As of December 31, 2020	1,738	181	3,223	9,234	88	9,862	1,761	26,087
As of December 31, 2021	1,775	109	3,373	61,161	185	6,874	408	73,885
As of December 31, 2022	1,610	50	3,289	46,586	141	6,739	616	59,031